Schedule Of Business Combination (Details) - EUDA Health Limited [Member]	Jul. 24, 2021 SGD ($)	Dec. 01, 2019 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash		$ 255,406
Accounts receivable, net		296,356
Prepayments and deposits		87,263
Other receivable - related parties		45
Other current assets		896,583
Total current assets		1,535,653
Equipment		8,555
Intangible assets		646,797
Operating right-of-use assets		75,549
Goodwill		993,533	$ 932,657	$ 963,733	$ 992,686	$ 1,012,630
Total assets		3,260,087
Accounts payable		104,464
Other payables and accrued liabilities		128,340
Tax payables		68,515
Operating lease liabilities		63,472
Total current liabilities		364,791
Deferred tax liabilities		109,956
Lease liabilities non-currents		16,631
Total liabilities		491,378
Non-controlling interest		19,778
Total liabilities and non-controlling interest		511,156
Total purchase price consideration	$ 1.0	$ 2,748,931